Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

(10) Discontinued Operations

The following table is a summary of property dispositions whose operating results are reflected as discontinued operations in the Company’s consolidated statements of operations (dollars in thousands):

	Reporting Segment	Disposition Date	Property Type	Square Feet	Sale Proceeds	Gain(1)
Owings Mills Business Park (2)	Maryland	11/7/2012	Business Park	38,779	$3,472	$—
Goldenrod Lane	Maryland	5/31/2012	Office	23,518	2,663	161
Woodlands Business Center	Maryland	5/8/2012	Office	37,887	2,885	—
Airpark Place Business Center	Maryland	3/22/2012	Business Park	82,429	5,153	—
Aquia Commerce Center I & II	Northern Virginia	6/22/2011	Office	64,488	11,251	1,954
Gateway West	Maryland	5/27/2011	Office	111,481	4,809	—
Old Courthouse Square	Maryland	2/18/2011	Retail	201,208	10,824	—
7561 Lindbergh Drive	Maryland	6/16/2010	Industrial	36,000	3,911	557
Deer Park	Maryland	4/23/2010	Business Park	171,125	7,511	—

(1)

Impairment losses were recorded for the two buildings sold at Owings Mills Business Park, Airpark Place, Gateway West, Old Courthouse Square and Deer Park prior to their respective dispositions, therefore no gain or additional loss was recognized upon disposal.

(2)	Reflects the sale of two building in the six-building, 219,300 square foot business park.

The Company has had, and will have, no continuing involvement with any of its disposed properties subsequent to their disposal. The operations of the disposed properties were not subject to any income based taxes. The Company did not dispose of or enter into any binding agreements to sell any other properties during 2011, 2010 and 2009.

During the fourth quarter of 2011, the Company entered into a contract, which became binding in January 2012, to sell Airpark Place Business Center, a three-building, 82,400 square foot business park in Gaithersburg, Maryland. The property was sold in March 2012 for net proceeds of $5.3 million. During 2011, the Company recorded impairment charges totaling $3.6 million based on the difference between the contractual sales price less anticipated selling costs and the carrying value of the property. As of December 31, 2011, the Airpark Place Business Center property met the Company’s held for sale criteria and, therefore, the property’s assets were classified within “Assets held for sale” and the property’s related liabilities, which were immaterial, were classified within “Accounts payable and other liabilities” in the Company’s consolidated balance sheets.

The following table summarizes the components of net loss from discontinued operations for the years ended December 31 (amounts in thousands):

	2011	2010	2009
Revenues	$2,876	$6,527	$8,197
Property operating expenses	(1,842)	(3,365)	(4,255)
Depreciation and amortization	(1,147)	(1,993)	(2,316)
Interest expense, net of interest income	(368)	(351)	(353)
Impairment of real estate assets	(8,726)	(4,013)	(2,541)

Loss from operations of disposed properties	(9,207)	(3,195)	(1,268)
Gain on sale of real estate properties	1,954	557	—

Net loss from discontinued operations	$(7,253)	$(2,638)	$(1,268)